NATURE OF BUSINESS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Vessel $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 $ / shares shares	May 21, 2015 shares	Dec. 31, 2014 shares	Nov. 22, 2013 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)		64,731,370	23,431,370	23,431,370	23,431,370		23,431,370
Share issue price (in dollars per share) | $ / shares		$ 0.01	$ 0.01		$ 0.01
Shares repurchased (in shares)		0	301,935	870,839	1,172,774
Average price of shares (in dollars per share) | $ / shares			$ 5.99	$ 6.42
Maturity period of stock repurchase program		2 years
Common stock issued in public offering (in shares)	41,300,000	41,300,000
Exercise of underwriters' shares (in shares)	1,300,000
Common stock price (in dollars per share) | $ / shares	$ 1.25
Common stock issued value | $	$ 48,300	$ 48,336
Common Stock, shares authorized (in shares)		200,000,000	200,000,000		200,000,000
Common Stock, shares outstanding (in shares)		61,986,847	20,686,847	22,560,531	20,686,847		23,431,370
Treasury stock, shares (in shares)		2,744,523	2,744,523		2,744,523
Number of PSVs | Vessel		10
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program, authorized shares (in shares)						2,500,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)								16,666,666
Share issue price (in dollars per share) | $ / shares								$ 15